OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following is the segment information for the year ended December 31, 2011:

	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	3,554,401	—	—	3,554,401
Inter-segment revenue	—	11,861	—	11,861

	3,554,401	11,861	—	3,566,262

Income / (Loss) from operations	(10,731)	(38,939)	(82,772)	(132,442)
Interest expense	(20,152)	—	—	(20,152)
Interest income	14,802	126	—	14,928

Earnings / (loss) before income taxes and extraordinary item	(16,081)	(38,813)	(82,772)	(137,666)

Income tax expense	10,492	1,061	—	11,553
Significant non-cash items:
– Depreciation and amortization	34,248	562	—	34,810
– Provision for inventory write-down	63	—	—	63
– Provision for doubtful accounts	2,325	—	—	2,325
– Share-based compensation cost	—	—	66,723	66,723
– Impairment loss of goodwill (note 8)	189,296	47,649	—	236,945

Segment assets	2,544,840	12,739	2,409	2,559,988

Total expenditures for additions to long-lived assets
– Property and equipment	9,932	103	—	10,035
– Intangible assets (note 7)	98,527	—	—	98,527
– Goodwill (note 7)	61,509	—	—	61,509

The following is the segment information for the year ended December 31, 2010:

	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	2,554,991	34,527	—	2,589,518
Inter-segment revenue	—	18,780	—	18,780

	2,554,991	53,307	—	2,608,298

Income from operations	196,986	6,437	(83,805)	119,618
Interest expense	(9,407)	—	—	(9,407)
Interest income	14,597	66	30	14,693

Earnings before income taxes and extraordinary item	202,176	6,503	(83,775)	124,904

Income tax expense	9,770	2,079	—	11,849
Significant non-cash items:
– Depreciation and amortization	27,275	672	—	27,947
– Provision for inventory write-down	9,600	—	—	9,600
– Provision for doubtful accounts	2	—	—	2
– Share-based compensation cost	31,680	—	69,250	100,930
– Impairment loss of goodwill and intangible assets (notes 7 and 8)	21,422	—	—	21,422
– Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7)	(43,676)	—	—	(43,676)

Segment assets	2,298,459	21,995	1,563	2,322,017

Total expenditures for additions to long-lived assets
– Property and equipment	6,356	539	—	6,895

Revenue From External Customers By Products and Services [Table Text Block]

Revenues from external customers by product category are summarized as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Net revenue
Product Sales
Digital media	297,202	1,851,600	1,503,082	1,474,238
Telecommunications equipment	346,935	2,161,438	1,318,176	630,149
Industrial Business	140,866	877,611	733,143	450,604

	785,003	4,890,649	3,554,401	2,554,991
Service Revenue	—	—	—	34,527

Total net revenue	785,003	4,890,649	3,554,401	2,589,518